Annual Operating Expenses {- Fidelity Freedom Index 2005 Fund} - 03.31 Fidelity Freedom Index Funds - Investor PRO-13 - Fidelity Freedom Index 2005 Fund - Investor Class	May 28, 2022
Operating Expenses:
Management fee	0.12%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.12%